CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net Loss from continuing operations	$ (2,728)	(16,991)	(11,514)	(56,339)
Income from discontinued operations			31,977	592
Depreciation of property and equipment	9,613	59,890	67,351	57,761
Amortization of acquired intangible assets			536	2,775
Allowance for doubtful accounts	3,649	22,736	2,786	77
Loss from disposal of property and equipment	152	939	4,852	1
Deferred tax benefit	(1,797)	(11,197)	(2,043)	(24,064)
Interest expense	215	1,340	4,616	3,705
Foreign exchange loss	238	1,481	4,411	4,963
Gain from sale of available-for-sale investments	(36)	(224)
Share-based compensation	2,582	16,088	26,956	72,162
Post-acquisition settlement consideration (Note 4(a))		0	7,158	37,858
Gain on disposal of Shanghai JNet (Note 4(b))			(30,716)
Changes in operating assets and liabilities:
Accounts receivable	(15,671)	(97,635)	(56,643)	(53,248)
Prepaid expense and other current assets	(1,257)	(7,831)	(17,891)	(7,143)
Amounts due to (from) related parties	(1,220)	(7,596)		169
Accounts payable	7,509	46,781	5,457	37,252
Accrued employee benefits	900	5,606	5,969	906
Deferred government grant	539	3,360
Accrued expenses and other payables	1,616	10,068	(9,372)	2,559
Income tax payable	816	5,083	24,776	14,802
Net cash provided by operating activities	5,120	31,898	58,666	94,788
Cash flows from investing activities:
Purchases of property and equipment	(16,435)	(102,391)	(77,563)	(45,950)
Cash paid for long term deposits	(1,605)	(10,000)
Deconsolidation of a consolidated VIE			(2,204)
Cash paid pursuant to post-acquisition settlement consideration agreement (Note 4(a))			(4,286)	(9,629)
Cash paid for available-for-sale investments (Note 10)			(99,190)
Cash received from sale of available-for-sale investments (Note 10)	2,983	18,582
Cash paid for long term investment (Note 9)	(963)	(6,000)	(9,136)
Proceeds from disposal of property and equipment	33	207		4
Net cash used in investing activities	(15,987)	(99,602)	(192,379)	(55,575)
Cash flows from financing activities:
Proceeds from issuance of Series C redeemable convertible preferred shares				34,586
Net proceeds from the initial public offering				494,050
Repayment of bank borrowings				(11,276)
Proceeds from employee share options exercised	538	3,351	4,019
Payment for repurchase of ordinary shares	(1,519)	(9,463)	(63,631)	(20,486)
Payment of dividend	(21)	(130)
Net cash provided by (used in) financing activities	(1,002)	(6,242)	(59,612)	496,874
Net increase (decrease) in cash and cash equivalents	(11,869)	(73,946)	(193,325)	536,087
Cash and cash equivalents at beginning of the year	63,006	392,535	592,706	64,702
Effect of foreign exchange rate changes on cash	(233)	(1,452)	(6,846)	(8,083)
Cash and cash equivalents at end of the year	50,904	317,137	392,535	592,706
Supplemental disclosures of cash flow information:
Income taxes paid	1,436	8,945	8,129	804
Interest paid	6	36	539	708
Interest received	296	1,844	2,233	275
Supplemental disclosures of non-cash activities:
Acquisition of property and equipment through capital leases				13,569
Acquisition of property and equipment included in accrued expenses and other payables	(1,327)	(8,267)	(14,304)	28,343
Conversion of redeemable convertible preferred shares into ordinary shares concurrent with initial public offering				524,599